Debt - Additional Information (Detail) (USD $)	12 Months Ended		16 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended						1 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2011	Sep. 30, 2011	Dec. 31, 2012 Minimum	Apr. 30, 2009 Term loan [Member]	Sep. 30, 2008 Term loan [Member]	Mar. 31, 2013 Credit Facility	Dec. 31, 2012 Credit Facility	Sep. 30, 2011 Credit Facility	Dec. 31, 2012 Credit Facility Minimum	Dec. 31, 2012 Credit Facility Maximum	Apr. 30, 2011 LIBOR [Member] Minimum	Apr. 30, 2011 LIBOR [Member] Maximum	Apr. 30, 2009 LIBOR [Member] Term loan [Member]	Sep. 30, 2008 LIBOR [Member] Term loan [Member]	Sep. 30, 2011 First tranche Credit Facility	Mar. 31, 2013 First tranche Credit Facility Minimum Prime rate basis	Dec. 31, 2012 First tranche Credit Facility Minimum Prime rate basis	Mar. 31, 2013 First tranche Credit Facility Maximum Prime rate basis	Dec. 31, 2012 First tranche Credit Facility Maximum Prime rate basis	Sep. 30, 2011 Second tranche Credit Facility	Dec. 31, 2012 Second tranche Credit Facility Prime rate basis	Mar. 31, 2013 Second tranche Credit Facility Minimum Prime rate basis	Mar. 31, 2013 Second tranche Credit Facility Maximum Prime rate basis	Dec. 31, 2012 Third Tranche [Member] Credit Facility Prime rate basis
Debt Instrument [Line Items]
Secured term loan credit facility				$ 20,000,000						$ 20,000,000
Repayment of secured loan																	5,000,000
Line of credit facility remaining drawdown amount expired	10,000,000								10,000,000
Interest rate on loan													1.25%	2.00%	2.00%	2.00%		2.75%	2.75%	6.00%	6.00%		5.50%	5.50%	8.75%	8.75%
Frequency of loan repayment			31 or 36 equal monthly installments			27 equal monthly installments		30 equal monthly installments	30 equal monthly installments
Term loan maturity date						July 2011	July 2011	September 2015	March 2015
Term loan outstanding amount						776,000	725,000
Additional amount of loan			4,300,000
Maturity date of loan, range start			Jan. 31, 2013
Maturity date of loan, range end			Apr. 30, 2014
Outstanding principal amount of loan	10,000,000			3,000,000
Tranche, amount drawn																	5,000,000					5,000,000
Extended maturity date											March 2015	September 2015
Warrants to purchase shares									120,961
Exercise price of convertible preferred stock									$ 8.4738
Warrants purchased against convertible preferred shares									56,054
Aggregate fair value of warrants									281,000
Net facility charge									165,000
Interest expense related to amortization of the debt discount	167,000	38,000
Cash and marketable securities	$ 20,000,000				$ 10,000,000